Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Earnings and Weighted Average Number of Ordinary Shares Outstanding in Computation of Earnings Per Share
The earnings and weighted average number of ordinary shares outstanding in the computation of earnings per share were as follows:

Net profit for the year

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Profit for the year attributable to owners of the Company	$22,819,119	$26,220,721	$17,060,591	$570,397
Effect of potentially dilutive ordinary shares:
From subsidiaries’ potentially dilutive ordinary shares	(813,627)	(418,295)	(385,865)	(12,901)
From the investments in associates	(367,687)	—	—	—
From convertible bonds	93,781	—	—	—

Earnings used in the computation of diluted earnings per share	$21,731,586	$25,802,426	$16,674,726	$557,496

Weighted average number of ordinary shares outstanding
(in thousand shares):

	For the Year Ended December 31
	2017	2018	2019

Weighted average number of ordinary shares in computation of basic earnings per share	4,080,443	4,245,247	4,251,964
Effect of potentially dilutive ordinary shares:
From convertible bonds	62,456	—	—
From employee share options	19,934	5,103	10,232
From employees’ compensation	21,787	779	570

Weighted average number of ordinary shares in computation of diluted earnings per share	4,184,620	4,251,129	4,262,766